Share Capital - Summary of Details of Shares Issued (Parenthetical) (Details)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares		£ 0.05	£ 0.05
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares		1.00	1.00
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares		0.85	0.85
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares		1.28
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares		£ 1.90	£ 1.90
Options Exercised at $0.20 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	$ 0.20
Options Exercised at $4.16 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	4.16
Options Exercised at $5.12 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	5.12
Options Exercised at $5.88 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	5.88
Options Exercised at $7.32 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	7.32
Options Exercised at $7.60 | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	7.60
Options Exercised at $0.07/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	0.07
Options Exercised at $1.39/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.39
Options Exercised at $1.72/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.72
Options Exercised at $1.96/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.96
Options Exercised at $2.44/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	2.44
Options Exercised at $2.53/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	$ 2.53